DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS
DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS

Discontinued Operations
The following Discontinued operations are recorded within the Corporate/Other segment.

Sale of Brazil Credicard Business
Citi sold its non-Citibank-branded cards and consumer finance business in Brazil (Credicard) in 2013 and reported it as Discontinued operations. Residual costs and resolution of certain contingencies from the disposal resulted in income from Discontinued operations, net of taxes, of $6 million and $52 million for 2015 and 2014, respectively.

Sale of Certain Citi Capital Advisors Business
Citi sold its liquid strategies business within Citi Capital Advisors (CCA) pursuant to two separate transactions in 2013 and reported them as Discontinued operations. Residual costs from the disposals resulted in income and losses from Discontinued operations, net of taxes, of $1 million and $4 million for 2015 and 2014, respectively.

Sale of Egg Banking plc Credit Card Business
Citi completed the sale of the Egg Banking plc (Egg) credit card business in 2011 and reported it as Discontinued operations. Residual costs from the disposal resulted in losses from Discontinued operations, net of taxes, of $61 million and $30 million for 2015 and 2014, respectively.

Audit of Citi German Consumer Tax Group
Citi completed the sale of its German retail banking operations in 2008 and reported them as Discontinued operations. During 2014, residual costs from the disposal resulted in a tax expense of $20 million.

Combined Results for Discontinued Operations
The following is summarized financial information for Credicard, CCA, Egg and previous Discontinued operations for which Citi continues to have minimal residual costs associated with the sales:

In millions of dollars	2015	2014	2013
Total revenues, net of interest expense(1)	$—	$74	$1,086
Income (loss) from discontinued operations	$(83)	$10	$(242)
Gain on sale	—	—	268
Provision (benefit) for income taxes	(29)	12	(244)
Income (loss) from discontinued operations, net of taxes	$(54)	$(2)	$270

(1) Total revenues include gain or loss on sale, if applicable.

Cash flows for the Discontinued operations were not material for all periods presented.

Significant Disposals
The following sales completed during 2015 and 2014 were identified as significant disposals. The major classes of assets and liabilities derecognized from the Consolidated Balance Sheet at closing and the income (loss) before taxes related to each business until the disposal date are presented below.

Sale of OneMain Financial Business
On November 15, 2015, Citi sold its OneMain Financial business, which was part of Citi Holdings, including 1,100 retail branches, 5,500 employees, and approximately 1.3 million customer accounts. One Main Financial had approximately $10.2 billion of assets, including $7.8 billion of loans (net of allowance), and $1.4 billion of available-for-sale securities. The total amount of liabilities sold was $8.4 billion, including $6.2 billion of long-term debt, and $1.1 billion of short-term borrowings. The transaction generated a pre-tax gain on sale of $2.6 billion, recorded in Other revenue ($1.6 billion after-tax). However, when combined with the loss on redemption of certain long-term debt supporting remaining Citi Holdings’ assets, the resulting net after-tax gain was $0.8 billion.
Income before taxes, excluding the pretax gain on sale and loss on redemption of debt, is as follows:

In millions of dollars	2015	2014	2013
Income before taxes	$663	$890	$923

Sale of Japan Cards Business
On December 14, 2015, Citi sold its Japan cards business, which was part of Citi Holdings, including $1,350 million of consumer loans (net of allowance), approximately 720,000 customer accounts and 840 employees. The transaction generated a pretax gain on sale of $180 million, recorded in Other revenue ($155 million after-tax). Income (loss) before taxes, excluding the pretax gain on sale, is as follows:

In millions of dollars	2015	2014	2013
Income (loss) before taxes	$(5)	$—	$46

Sale of Japan Retail Banking Business
On November 1, 2015, Citi sold its Japan retail banking business, which was part of Citi Holdings, including $563 million of consumer loans (net of allowance), $20 billion of deposits, approximately 725,000 customer accounts, 1,600 employees and 32 branches. The transaction generated a pretax gain on sale of $446 million, recorded in Other revenue ($276 million after-tax). Income (loss) before taxes (benefits), excluding the pretax gain on sale, is as follows:

In millions of dollars	2015	2014	2013
Income (loss) before taxes	$(57)	$(5)	$31

Sale of Spain Consumer Operations
On September 22, 2014, Citi sold its consumer operations in Spain, which were part of Citi Holdings, including $1.7 billion of consumer loans (net of allowance), $3.4 billion of assets under management, $2.2 billion of customer deposits, 45 branches, 48 ATMs and 938 employees, with the buyer assuming the related current pension commitments at closing. The transaction generated a pretax gain on sale of $243 million, recorded in Other revenue ($131 million after-tax). Income before taxes, excluding the pretax gain on sale, is as follows:

In millions of dollars	2015	2014	2013
Income before taxes	$—	$130	$59

Sale of Greece Consumer Operations
On September 30, 2014, Citi sold its consumer operations in Greece, which were part of Citi Holdings, including $353 million of consumer loans (net of allowance), $1.1 billion of assets under management, $1.2 billion of customer deposits, 20 branches, 85 ATMs and 719 employees, with the buyer assuming certain limited pension obligations related to Diners’ Club’s employees at closing. The transaction generated a pretax gain on sale of $209 million, recorded in Other revenue ($91 million after-tax). Income (loss) before taxes, excluding the pretax gain on sale, is as follows:

In millions of dollars	2015	2014	2013
Income (loss) before taxes	$—	$(76)	$(113)